UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     August 13, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $300,611 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3SBIO INC                      SPONSORED ADR    88575Y105      153    15764 SH       SOLE                    15764        0        0
AIRSPAN NETWORKS INC           COM              00950H102    14101  3884827 SH       SOLE                  3884827        0        0
ALIGN TECHNOLOGY INC           COM              016255101    12165   503539 SH       SOLE                   503539        0        0
ALVARION LTD                   SHS              M0861T100     4080   437360 SH       SOLE                   437360        0        0
ARRAY BIOPHARMA INC            COM              04269X105    13062  1119258 SH       SOLE                  1119258        0        0
AXESSTEL INC                   COM              05459T101     2990  2237900 SH       SOLE                  2237900        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    20271  2622326 SH       SOLE                  2622326        0        0
CALIPER LIFE SCIENCES INC      COM              130872104     1832   390530 SH       SOLE                   390530        0        0
CLEARWIRE CORP                 CL A             185385309    23253   951837 SH       SOLE                   951837        0        0
CROSS A T CO                   CL A             227478104     2444   208959 SH       SOLE                   208959        0        0
CURIS INC                      COM              231269101     4673  3994381 SH       SOLE                  3994381        0        0
DECODE GENETICS INC            COM              243586104     8946  2395061 SH       SOLE                  2395061        0        0
DENISON MINES CORP             COM              248356107     3116   260064 SH       SOLE                   260064        0        0
GENAERA CORP                   COM NEW          36867G209      345   119793 SH       SOLE                   119793        0        0
GENOMIC HEALTH INC             COM              37244C101    10563   561851 SH       SOLE                   561851        0        0
GLU MOBILE INC                 COM              379890106      700    50370 SH       SOLE                    50370        0        0
HELICOS BIOSCIENCES CORP       COM              42326R109     3169   349761 SH       SOLE                   349761        0        0
ILLUMINA INC                   COM              452327109    19231   473789 SH       SOLE                   370354        0        0
IOMAI CORP                     COM              46202P103      263   144638 SH       SOLE                   144638        0        0
IVANHOE MINES LTD              COM              46579N103     5753   404000 SH       SOLE                   404000        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      856   122278 SH       SOLE                   122278        0        0
MIDWAY GAMES INC               COM              598148104     3313   520900 SH       SOLE                   520900        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    12097  7157724 SH       SOLE                  7157724        0        0
NEW FRONTIER MEDIA INC         COM              644398109    11146  1278207 SH       SOLE                  1278207        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     4230   506600 SH       SOLE                   506600        0        0
NOVAVAX INC                    COM              670002104     1740   600000 SH       SOLE                   600000        0        0
ORANGE 21 INC                  COM              685317109     5112   779197 SH       SOLE                   779197        0        0
PAIN THERAPEUTICS INC          COM              69562K100      985   113127 SH       SOLE                   113127        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304     2020  1019984 SH       SOLE                  1019984        0        0
PROSHARES TR                   ULTRASHORT QQQ   74347R875    26522   581500 SH       SOLE                   581500        0        0
PROSHARES TR                   ULTRASHT SP500   74347R883     2636    50000 SH       SOLE                    50000        0        0
PURECYCLE CORP                 COM NEW          746228303     3561   458954 SH       SOLE                   458954        0        0
REDENVELOPE INC                COM              75733R601     6050   913865 SH       SOLE                   913865        0        0
SEQUENOM INC                   COM NEW          817337405     6956  1545820 SH       SOLE                  1545820        0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101      645   141972 SH       SOLE                   141972        0        0
SUPPORTSOFT INC                COM              868587106     9108  1668099 SH       SOLE                  1668099        0        0
SURMODICS INC                  COM              868873100    14683   293652 SH       SOLE                   293652        0        0
TERABEAM INC                   COM              88077B108      739   340392 SH       SOLE                   340392        0        0
THE9 LTD                       ADR              88337K104    31552   682053 SH       SOLE                   682053        0        0
TOWERSTREAM CORP               COM              892000100     5550  1500000 SH       SOLE                  1500000        0        0